BUSINESS COMBINATIONS - Acquisition of Clarice Technologies (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 14, 2019 USD ($) shares	Mar. 31, 2018 USD ($) shares	Feb. 23, 2017 USD ($)	Jul. 15, 2016 USD ($) shares	May 23, 2016	May 14, 2015 USD ($) shares
Disclosure of detailed information about business combination [line items]
Number of employees										40
Total consideration paid net of cash and cash equivalents acquired	$ 97,300	$ 4,137	$ 19,149
Cash transferred	103,978	4,328	21,300
Loss on remeasurement of contingent consideration	85	(6,700)	(6,735)
Clarice
Disclosure of detailed information about business combination [line items]
Number of employees											337
Total consideration paid net of cash and cash equivalents acquired											$ 20,184
Business acquisition, number of shares acquired (in shares) | shares						550	920		1,249		10,200
Percentage of voting equity interests acquired						4.11%	6.87%		9.32%		76.13%
Cash transferred						$ 3,135	$ 3,128		$ 4,208		$ 9,324
Business combination, percentage of voting interest acquired, staggered											23.87%
Business combination, gain (loss) on remeasurement of purchase price				$ 418
Contingent consideration											$ 8,377
Business combination, percentage of voting interest acquired, total											100.00%
Loss on remeasurement of contingent consideration	$ 3	$ 0	$ 1,173
Clarice | Acquiree Employee
Disclosure of detailed information about business combination [line items]
Cash transferred								$ 600
Clarice | Scenario, Forecast
Disclosure of detailed information about business combination [line items]
Business acquisition, number of shares acquired (in shares) | shares					277
Percentage of voting equity interests acquired					2.07%
Contingent consideration					$ 1,316
Business combination, share price | $ / shares					$ 971